Note 11 - Income Taxes (Details) (USD $)	Feb. 28, 2014	Nov. 30, 2013
Note 11 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	$ 242,278	$ 179,551
Foreign Tax Authority [Member]
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	22,960,789
Internal Revenue Service (IRS) [Member]
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	81,084
Research Tax Credit Carryforward [Member]
Note 11 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	1,839,149
Ontario Harmonization Credits [Member]
Note 11 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	400,000
Unclaimed ITCs [Member]
Note 11 - Income Taxes (Details) [Line Items]
Tax Credit Carryforward, Amount	$ 529,648